Leases (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease’s weighted average remaining lease term		11 months 12 days
Weighted average discount rate		4.75%
Incurred operating lease expense	¥ 3,031,888	¥ 3,452,190	¥ 3,792,383